Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Reconcillation of income tax recovery
	Years ended December 31
	2022	2021
(Earnings) Loss before income taxes	$(24,908)	$16,790
Canadian federal and provincial income tax rates	27%	27%
Expected income tax expense (recovery)	6,725	(4,533)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	448	552
Share issuance costs	(37)	(60)
Adjustment to tax estimates	114	1,170
Amortization of flow-through share premium	(844)	(1,220)
Flow-through expenditures renunciation	1,934	2,856
Difference in future and foreign tax rates	81	(172)
Sale of Homestake Resource Corporation	(3,021)	-
Other	634	(149)
Increase in unrecognized tax asset	(6,034)	1,556
Income tax expense (recovery)	$-	$-

Deferred tax asset and liabilities
	December 31 2021	Net loss	December 31 2022
Deferred income tax assets
Non-capital losses carried forward	$21,032	$(7,397)	$13,635
Capital losses carried forward	183	(110)	73
Share issuance costs and CEC	552	(235)	317
Investments	18	4	22
Investments in associates	-	633	633
Site reclamation obligations	1,121	24	1,145
Property and equipment	376	51	427
Mineral property interests	5,001	(28)	4,973
Capital lease obligation	124	(20)	104
Other	63	(63)	-
	28,470	(7,141)	21,329
Deferred income tax liabilities
Property and equipment	(86)	33	(53)
Mineral property interests	(1,606)	(1,061)	(545)
Investments	(42)	14	(28)
Net deferred tax assets	26,736	(6,034)	20,702
Unrecognized deferred tax assets	(26,736)	6,034	(20,702)
Net deferred tax balance	$-	$-	$-
	December 31 2020	Net loss	December 31 2021
Deferred income tax assets
Non-capital losses carried forward	$19,846	$1,186	$21,032
Capital losses carried forward	82	101	183
Share issuance costs and CEC	833	(281)	552
Investments	44	(26)	18
Site reclamation obligations	1,137	(16)	1,121
Property and equipment	312	64	376
Mineral property interests	3,985	1,016	5,001
Capital lease obligation	66	58	124
Other	-	63	63
	26,305	2,165	28,470
Deferred income tax liabilities
Property and equipment	(52)	(34)	(86)
Mineral property interests	(877)	(729)	(1,606)
Investments	(196)	154	(42)
Net deferred tax assets	25,180	1,556	26,736
Unrecognized deferred tax assets	(25,180)	(1,556)	(26,736)
Net deferred tax balance	$-	$-	$-